UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
December 18, 2024 to January 17, 2025

Commission File Number of Issuing entity:	333-180779-09

Central Index Key Number of issuing entity:	0001606442

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-180779

Central Index Key Number of depositor:	0001547361

MORGAN STANLEY CAPITAL I INC.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0001541557
0001102113
0001548567

Morgan Stanley Mortgage Capital Holdings LLC
Bank of America, National Association
CIBC Inc.
(Exact name of sponsors as specified in their charters)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

47-1160146
47-1173459
47-1185448
47-6315532
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street
Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7458
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

A-1	☐	☐	☒	__________
A-2	☐	☐	☒	__________
A-SB	☐	☐	☒	__________
A-3	☐	☐	☒	__________
A-4	☐	☐	☒	__________
A-5	☐	☐	☒	__________
X-A	☐	☐	☒	__________
A-S	☐	☐	☒	__________
B	☐	☐	☒	__________
PST	☐	☐	☒	__________
C	☐	☐	☒	__________

'Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On January 17, 2025 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16. The monthly report to holders is attached as Exhibit 99.1.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, or CIBC Inc. and held by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from December 18, 2024 to January 17, 2025. Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on November 13, 2024. The CIK Number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557. Bank of America, National Association filed its most recent Form ABS-15G on November 15, 2024. The CIK Number of Bank of America, National Association is 0001102113. CIBC Inc. filed its most recent Form ABS-15G on February 14, 2024. The CIK Number of CIBC Inc. is 0001548567.

PART II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

'The Arundel Mills & Marketplace Mortgage Loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16.

Based on the borrower's operating statement as of June 30, 2023, Loan 300801018 (ProSupp ID 1, The Arundel Mills & Marketplace Mortgage Loan) has a Net Operating Income of $26,109,651.29.

Item 9. Other Information
Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date: December 17,2024	$0.00
Current Distribution Date: January 17,2025	$0.00

*REO Account Balance
Prior Distribution Date: December 17,2024	$0.00
Current Distribution Date: January 17,2025	$0.00

Account Name Deal:	Last Month with Data	Beginning Balance	Ending Balance	Comment
REO Account-Four Points by Sheraton Houston Hobby Airport	5/2022	$0.00	$0.00	MSBAM 2014-C16 / 302061054 / REO Title Date: 06/02/2020 Loan Liquidated 2/28/2022-REO Account now closed

REO Account-Aspen Heights-Stillerwater	4/2022	$0.00	$0.00	MSBAM 2014-C16 / 302061008/ REO Title Date: 08/24/2020 Loan Liquidated 2/7/2022-REO Account now closed

REO Account-Holiday Inn Express Niagara Falls	11/2022	$0.00	$0.00	MSBAM 2014-C16 / 1239370/ REO Title Date: 7/23/2021 Loan Liquidated 8/31/2022-REO Account now closed

REO account - Cascade station I & II	11/2024	$183,527.74	$177,457.49	MSBAM 2014-C16 / 302061014/ REO Title Date: 6/27/2024

*As provided by the Special Servicer

U.S. Bank National Association, in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date: December 17,2024	$324.07
Current Distribution Date: January 17,2025	$319.98

Interest Reserve Account Balance
Prior Distribution Date: December 17,2024	$0.00
Current Distribution Date: January 17,2025	$0.00

Excess Liquidation Proceeds Account Balance
Prior Distribution Date: December 17,2024	$0.00
Current Distribution Date: January 17,2025	$0.00

TA Unused Fees Account Balance
Prior Distribution Date: December 17,2024	$0.00
Current Distribution Date: January 17,2025	$0.00

Item 10. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16, relating to the January 17, 2025 distribution.
(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

MORGAN STANLEY CAPITAL I INC.
(Depositor)

Date: January 31, 2025	/s/ Jane H. Lam
Name: Jane H. Lam
Title: President

EXHIBIT INDEX

Exhibit Number	Exhibit
Exhibit 99.1	Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16, relating to the January 17, 2025 distribution.